Note Payable (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Oct. 20, 2015	Sep. 30, 2015	Feb. 06, 2015	Feb. 06, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 12, 2014	Jun. 10, 2014
Debt Instrument [Line Items]
Note payable					$ 2,620,098		$ 2,085,128	$ 1,500,000
Percentage of granted warrants acquire							10.00%
Note payable fair market value							$ 15,000,000
Dividend yield							0.00%
Expected life							10 years
Risk free rate of return							2.92%
Expected volatility							0.00%
Estimated value of warrants							$ 377,480
Fair value of common stock on note payable					50,000
Debt issuance costs and loan discount					$ 91,905	$ 69,020	$ 146,038	$ 1,362
Warrant [Member]
Debt Instrument [Line Items]
Percentage of granted warrants acquire					10.00%
Note payable fair market value					$ 15,000,000
Dividend yield					0.00%
Expected life					10 years
Risk free rate of return					2.92%
Expected volatility					0.00%
Estimated value of warrants					$ 377,480
PIMCO Note Payable [Member]
Debt Instrument [Line Items]
Company drew an additional funds				$ 500,000
Note due date			Jun. 30, 2017
PIMCO Note Payable [Member] | Delayed Draw Note Facility [Member]
Debt Instrument [Line Items]
Company drew an additional funds				500,000
Note payable to the PIMCO Funds ("PIMCO")			$ 2,044,300	$ 2,044,300
PIMCO [Member]
Debt Instrument [Line Items]
Note payable	$ 2,620,098
Company drew an additional funds	500,000
Drew down remaining available amount	$ 500,000	$ 500,000
Common stock shares issued on note payable		10,000
Fair value of common stock on note payable		$ 50,000
Note Purchase Agreement [Member] | PIMCO [Member]
Debt Instrument [Line Items]
Note payable issuance										$ 2,500,000
Note Purchase Agreement [Member] | PIMCO [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Note payable									$ 1,500,000
Note bears interest rate									14.00%
Note effective interest rate									21.00%